Obligation outstanding Under Handset Purchases (Detail) - NEW ZEALAND - 2degrees - Handset $ in Thousands, NZD in Millions	Dec. 31, 2016 USD ($)	Oct. 31, 2016 USD ($)	Oct. 31, 2016 NZD
Loss Contingencies [Line Items]
2017	$ 56,717
2018	80,786
2019	48,350
Total	$ 185,853	$ 235,900	NZD 341.0